Revenues - Disaggregation of revenue (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 299,071	$ 184,665	$ 140,865
Time charters (operating leases) [Member]
Revenues	283,962	171,134	137,893
Voyage charters [Member]
Revenues	$ 15,109	$ 13,531	$ 2,972